Quarterly Holdings Report
for
Fidelity® Focused Stock Fund
January 31, 2026
TQG-NPRT1-0426
1.813068.121
Common Stocks - 99.2%
	Shares	Value ($)
CANADA - 2.8%
Energy - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
PrairieSky Royalty Ltd	4,843,400	105,429,718
Information Technology - 0.3%
IT Services - 0.3%
Shopify Inc Class A (United States) (a)	112,000	14,697,760
TOTAL CANADA		120,127,478
SWITZERLAND - 3.3%
Information Technology - 3.3%
Electronic Equipment, Instruments & Components - 3.3%
TE Connectivity PLC	622,000	138,569,160
TAIWAN - 5.0%
Information Technology - 5.0%
Semiconductors & Semiconductor Equipment - 5.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	642,000	212,219,520
UNITED STATES - 88.1%
Communication Services - 15.2%
Interactive Media & Services - 13.7%
Alphabet Inc Class A	1,276,000	431,288,000
Meta Platforms Inc Class A	203,000	145,449,500
		576,737,500
Media - 1.5%
EchoStar Corp Class A (a)(b)	549,000	62,157,780
TOTAL COMMUNICATION SERVICES		638,895,280
Consumer Discretionary - 13.5%
Automobiles - 1.2%
Tesla Inc (a)	122,000	52,510,020
Broadline Retail - 6.7%
Amazon.com Inc (a)	1,167,900	279,478,470
Household Durables - 3.5%
Somnigroup International Inc	1,672,100	146,893,985
Specialty Retail - 1.0%
Lowe's Cos Inc	161,000	42,996,660
Textiles, Apparel & Luxury Goods - 1.1%
Ralph Lauren Corp Class A	131,000	46,296,710
TOTAL CONSUMER DISCRETIONARY		568,175,845
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Dollar Tree Inc (a)	124,000	14,581,160
Financials - 9.2%
Banks - 2.3%
Wells Fargo & Co	1,080,000	97,729,200
Capital Markets - 6.9%
Bank of New York Mellon Corp/The	1,721,000	206,382,320
Morgan Stanley	351,000	64,162,800
Robinhood Markets Inc Class A (a)	196,000	19,498,080
		290,043,200
TOTAL FINANCIALS		387,772,400
Health Care - 8.8%
Biotechnology - 0.5%
Gilead Sciences Inc	146,000	20,724,700
Health Care Equipment & Supplies - 0.5%
Intuitive Surgical Inc (a)	42,000	21,177,240
Health Care Providers & Services - 0.4%
HCA Healthcare Inc	36,000	17,577,720
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific Inc	37,000	21,408,570
Pharmaceuticals - 6.9%
Eli Lilly & Co	193,000	200,169,950
Johnson & Johnson	385,000	87,491,250
		287,661,200
TOTAL HEALTH CARE		368,549,430
Industrials - 11.7%
Aerospace & Defense - 2.8%
Boeing Co (a)	503,000	117,561,160
Ground Transportation - 1.3%
Old Dominion Freight Line Inc	326,000	56,463,200
Machinery - 7.6%
Caterpillar Inc	141,000	92,687,760
Cummins Inc	221,000	127,919,220
PACCAR Inc	786,000	96,607,260
		317,214,240
TOTAL INDUSTRIALS		491,238,600
Information Technology - 26.3%
Electronic Equipment, Instruments & Components - 3.1%
Amphenol Corp Class A	417,000	60,081,360
Corning Inc	698,000	72,068,500
		132,149,860
Semiconductors & Semiconductor Equipment - 10.4%
Broadcom Inc	102,000	33,792,600
NVIDIA Corp	1,967,000	375,952,711
Teradyne Inc	26,000	6,267,300
Texas Instruments Inc	100,000	21,555,000
		437,567,611
Software - 3.2%
Microsoft Corp	310,970	133,807,281
Technology Hardware, Storage & Peripherals - 9.6%
Apple Inc	721,000	187,085,080
Western Digital Corp	861,000	215,448,030
		402,533,110
TOTAL INFORMATION TECHNOLOGY		1,106,057,862
Materials - 1.8%
Metals & Mining - 1.8%
Steel Dynamics Inc	413,000	74,162,410
Utilities - 1.3%
Electric Utilities - 1.3%
NRG Energy Inc	371,537	56,707,692
TOTAL UNITED STATES		3,706,140,679
TOTAL COMMON STOCKS (Cost $2,602,265,296)		4,177,056,837

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.70	15,672,860	15,675,995
Fidelity Securities Lending Cash Central Fund (c)(d)	3.70	24,814,319	24,816,800
TOTAL MONEY MARKET FUNDS (Cost $40,492,795)			40,492,795

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $2,642,758,091)	4,217,549,632
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(8,881,668)
NET ASSETS - 100.0%	4,208,667,964

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	55,864,376	334,026,405	374,212,640	305,504	(2,146)	-	15,675,995	15,672,860	0.0%
Fidelity Securities Lending Cash Central Fund	19,169,550	82,183,893	76,536,643	3,062	-	-	24,816,800	24,814,319	0.1%
Total	75,033,926	416,210,298	450,749,283	308,566	(2,146)	-	40,492,795

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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